Income Taxes - Components of net (loss) income before income taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic					$ (4,524)	$ 1,079	$ (11,026)
Foreign					(9,620)	(7,688)	(4,829)
Net loss before income taxes	$ (6,096)	$ (6,349)	$ (23,649)	$ (10,384)	$ (14,144)	$ (6,609)	$ (15,855)